Consolidated Statements of Changes in Equity - MXN ($) $ in Thousands	Total	Common stock [Member]	Repurchased shares [Member]	Legal reserve [Member]	Reserve for repurchase of shares [Member]	Retained earnings [Member]	Foreign currency translation reserve [Member]	Remeasurements of employee benefits - net of tax [Member]	Reserve for financial instruments of cash flow hedges - Net of income tax [Member]	Total equity attributable to controlling interest [Member]	Non-controlling interest [Member]
Beginning balance at Dec. 31, 2018	$ 21,772,150	$ 7,777,576	$ (1,733,374)	$ 1,345,709	$ 2,983,374	$ 9,552,071	$ 775,619	$ 8,010		$ 20,708,985	$ 1,063,165
Beginning balance, shares at Dec. 31, 2018		561,000,000
Dividends declared non-controlling interest (Note 19)	(96,671)										(96,671)
Transfer of earnings to legal reserve (Note 18.g)				246,842		(246,842)
Dividends paid	(4,425,346)					(4,425,346)				(4,425,346)
Capital distribution	(1,592,494)	$ (1,592,494)								(1,592,494)
Reserve for repurchase of shares					300,000	(300,000)
Comprehensive income:
Profit of the year	5,454,742					5,360,152				5,360,152	94,590
Other comprehensive income for the year	(442,938)						(249,627)	(1,404)	$ (172,094)	(423,125)	(19,813)
Total comprehensive income for the year	5,011,804					5,360,152	(249,627)	(1,404)	(172,094)	4,937,027	74,777
Ending balance at Dec. 31, 2019	20,669,443	$ 6,185,082	(1,733,374)	1,592,551	3,283,374	9,940,035	525,992	6,606	(172,094)	19,628,172	1,041,271
Ending balance, shares at Dec. 31, 2019		561,000,000
Comprehensive income:
Profit of the year	1,918,703					1,968,856				1,968,856	(50,153)
Other comprehensive income for the year	264,637						511,454	(16,658)	(299,013)	195,783	68,854
Total comprehensive income for the year	2,183,340					1,968,856	511,454	(16,658)	(299,013)	2,164,639	18,701
Ending balance at Dec. 31, 2020	22,852,783	$ 6,185,082	(1,733,374)	1,592,551	3,283,374	11,908,891	1,037,446	(10,052)	(471,107)	21,792,811	1,059,972
Ending balance, shares at Dec. 31, 2020		561,000,000
Capital distribution	(6,014,701)	$ (6,014,701)								(6,014,701)
Cancellation of repurchase of shares			1,733,374		(1,733,374)
Cancellation of repurchase of shares, shares		(35,424,453)
Reserve for repurchase of shares					3,981,292	(3,981,292)
Repurchases of shares	(3,000,037)		(3,000,037)							(3,000,037)
Comprehensive income:
Profit of the year	6,043,717					5,997,492				5,997,492	46,225
Other comprehensive income for the year	546,838						(3,213)	15,263	500,765	512,815	34,023
Total comprehensive income for the year	6,590,555					5,997,492	(3,213)	15,263	500,765	6,510,307	80,248
Ending balance at Dec. 31, 2021	$ 20,428,600	$ 170,381	$ (3,000,037)	$ 1,592,551	$ 5,531,292	$ 13,925,091	$ 1,034,233	$ 5,211	$ 29,658	$ 19,288,380	$ 1,140,220
Ending balance, shares at Dec. 31, 2021		525,575,547